Amount Due from / to Related Parties and Shareholders	12 Months Ended
Dec. 31, 2024
Amount Due from / to Related Parties and Shareholders [Abstract]
AMOUNT DUE FROM / TO RELATED PARTIES AND SHAREHOLDERS

26 AMOUNT DUE FROM / TO RELATED PARTIES AND SHAREHOLDERS

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

Gulf DTH FZ LLC and Anghami are related parties under common control of Panther Media Group Limited, which indirectly owns both Gulf DTH LDC and Anghami Holding Company Limited. Accordingly, transactions between the two are considered related party transactions which conducted on an arm’s length basis.

26.1 Related party balances

Due from related parties:

	2024	2023
	USD	USD
(a) Affiliated companies:
Du – UAE	86,771	69,517
Mobily – KSA	224,728	203,962
	311,499	273,479
(b) Due from related parties
Maher Khawkhaji (Former general manager of Spotlight Recreational Services LLC)	-	73,482
Gulf DTH FZ LLC	526,802	-
	838,301	346,961

Due to shareholders and related parties:

	2024	2023
	USD	USD
(a) Due to shareholders
Edgard Maroun	371,423	606,816
Elias Habib	295,542	490,681
	666,965	1,097,497
(b) Due to related parties
Gulf DTH FZ LLC	18,418,166	-
	19,085,131	1,097,497

The above balances are interest free and have no fixed repayment terms.

(c) Convertible notes: Convertible notes from OSN Streaming Ltd. is disclosed in note 28 to the consolidated financial statements.

26.2 Related party transactions

Significant transactions with related parties included in the consolidated statement of comprehensive income are as follows:

	2024	2023
	USD	USD

Share Based payment to service provider	-	(2,850,000)
Advertising expenses	-	(908,711)
Shares issued to Board of Directors	-	(195,000)
Interest on convertible loans (note 28)	(47,667)	(137,500)
Content recharge from Gulf DTH FZ LLC (cost of revenue)	(62,899,210)	-
Marketing recharge from Gulf DTH FZ LLC (selling and marketing expenses)	(371,296)	-
Shared resources recharge from Gulf DTH FZ LLC (general and administrative expenses)	(1,789,558)	-
Revenues recharges to Gulf DTH FZ LLC (revenue)	9,252,067
Shared resources Recharge from Gulf DTH FZ LLC (general and administrative expenses)	244,598
Revenues from Du and Mobily	1,804,473	1,059,795
Fees paid to Du and Mobily (cost of revenue)	(308,343)	(244,898)

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

Transactions with Gulf DTH FZ LLC encompass content, IT, and marketing recharges, in addition to shared resources and rent fees, which are recharged by Gulf to Anghami. These transactions also involve intercompany revenues.

26.3 Compensation of key management personnel of the Group

	2024	2023
	USD	USD

Short term employee benefits	1,352,815	1,377,454
Post-employment pension and medical benefits	23,071	47,007
Termination benefits	-	15,665
Share-based payment transactions	-	87,209
Total compensation of key management personnel of the Group	1,375,886	1,527,335